Embedded derivatives (Tables)	12 Months Ended
Jun. 30, 2022
Embedded derivatives [Abstract]
Embedded Derivatives
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Current liabilities held at fair value through profit or loss
Embedded derivative – SAFE (issued 28 October 2020)	-	7,424
Embedded derivative – convertible note (issued 5 January 2021)	-	51,307
Embedded derivative – convertible note (issued 1 April 2021)	-	37,990

	-	96,721